FINANCIAL INSTRUMENTS - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 30	$ 24
Global oil | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	26	32
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	15	14
North America gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	12	11
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	13	11
Europe gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	11	8
Environmental certificates
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	10	7
Environmental certificates | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 8	$ 6